Matthews China Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.4%

	Shares	Value

CONSUMER DISCRETIONARY: 31.2%
Internet & Direct Marketing Retail: 22.4%
Alibaba Group Holding, Ltd.[b]	4,804,000	$176,360,220
JD.com, Inc. ADR[b]	499,389	38,757,580
JD.com, Inc. A Shares[b]	998,780	38,458,241
Meituan Dianping Class Bb,c	711,500	22,413,178

		275,989,219

Diversified Consumer Services: 2.5%
New Oriental Education & Technology Group, Inc. ADR[b]	206,100	30,811,950

Household Durables: 2.4%
Midea Group Co., Ltd. A Shares	2,740,752	29,491,613

Specialty Retail: 1.8%
Zhongsheng Group Holdings, Ltd.	3,595,000	22,614,398

Auto Components: 1.6%
Xinyi Glass Holdings, Ltd.	10,058,000	20,341,570

Hotels, Restaurants & Leisure: 0.5%
Galaxy Entertainment Group, Ltd.	897,000	6,064,347

Total Consumer Discretionary		385,313,097

FINANCIALS: 20.5%
Capital Markets: 8.6%
CITIC Securities Co., Ltd. H Shares	16,021,000	36,033,448
Hong Kong Exchanges & Clearing, Ltd.	747,300	35,178,019
China International Capital Corp., Ltd. H Shares[b,c,d]	14,751,200	34,307,628

		105,519,095

Banks: 6.1%
China Merchants Bank Co., Ltd. A Shares	9,730,523	51,852,772
China Construction Bank Corp. H Shares	36,309,660	23,593,022

		75,445,794

Insurance: 5.8%
AIA Group, Ltd.	4,696,400	46,682,674
Ping An Insurance Group Co. of China, Ltd. A Shares	2,233,746	25,217,310

		71,899,984

Total Financials		252,864,873

COMMUNICATION SERVICES: 15.0%
Interactive Media & Services: 13.0%
Tencent Holdings, Ltd.	2,202,400	148,757,562
JOYY, Inc.	145,480	11,735,872

		160,493,434

Entertainment: 2.0%
Tencent Music Entertainment Group ADR[b]	901,400	13,313,678
Bilibili, Inc. ADR[b]	258,500	10,753,600

		24,067,278

Total Communication Services		184,560,712

	Shares	Value

HEALTH CARE: 9.0%
Life Sciences Tools & Services: 3.3%
Wuxi Biologics Cayman, Inc.[b,c,d]	595,000	$14,582,301
Pharmaron Beijing Co., Ltd. A Shares	865,421	13,305,781
Hangzhou Tigermed Consulting Co., Ltd. A Shares	816,086	12,435,718

		40,323,800

Health Care Equipment & Supplies: 2.2%
Lepu Medical Technology Beijing Co., Ltd. A Shares	3,786,679	18,872,759
China Isotope & Radiation Corp.	2,387,800	8,628,350

		27,501,109

Health Care Providers & Services: 1.4%
Sinopharm Group Co., Ltd. H Shares	5,203,600	10,996,260
Dian Diagnostics Group Co., Ltd. A Shares	1,017,757	5,968,132

		16,964,392

Pharmaceuticals: 1.2%
Sino Biopharmaceutical, Ltd.	13,905,500	15,227,122

Biotechnology: 0.9%
Innovent Biologics, Inc.[b,c,d]	1,538,000	11,469,167

Total Health Care		111,485,590

INFORMATION TECHNOLOGY: 7.7%
Electronic Equipment, Instruments & Components: 4.4%
AVIC Jonhon Optronic Technology Co., Ltd. A Shares	2,944,801	20,178,438
NAURA Technology Group Co., Ltd. A Shares	688,241	16,305,412
Luxshare Precision Industry Co., Ltd. A Shares	1,080,862	9,163,379
Wingtech Technology Co., Ltd. A Shares	504,906	8,746,614

		54,393,843

Software: 1.8%
Weimob, Inc.[b,c,d]	11,773,000	15,930,323
Kingdee International Software Group Co., Ltd.	2,299,000	5,996,490

		21,926,813

IT Services: 1.5%
Chinasoft International, Ltd.	24,988,000	18,245,001

Total Information Technology		94,565,657

REAL ESTATE: 5.6%
Real Estate Management & Development: 5.6%
China Resources Land, Ltd.	5,350,000	24,400,412
CIFI Holdings Group Co., Ltd.	23,328,000	17,329,248
Times China Holdings, Ltd.	10,717,000	14,946,714
China Overseas Property Holdings, Ltd.	14,420,000	11,874,585

Total Real Estate		68,550,959

CONSUMER STAPLES: 3.5%
Beverages: 3.5%
Kweichow Moutai Co., Ltd. A Shares	102,423	25,290,624

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Matthews China Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Wuliangye Yibin Co., Ltd. A Shares	558,477	$18,279,948

Total Consumer Staples		43,570,572

MATERIALS: 3.1%
Construction Materials: 1.9%
Anhui Conch Cement Co., Ltd. A Shares	2,850,844	23,356,829

Chemicals: 1.2%
Wanhua Chemical Group Co., Ltd. A Shares	1,501,419	15,435,789

Total Materials		38,792,618

INDUSTRIALS: 3.0%
Machinery: 3.0%
Estun Automation Co., Ltd. A Shares[b]	8,842,425	25,679,282
Weichai Power Co., Ltd. A Shares	4,866,894	10,874,664

Total Industrials		36,553,946

UTILITIES: 0.8%
Gas Utilities: 0.8%
ENN Energy Holdings, Ltd.	878,900	9,644,392

Total Utilities		9,644,392

TOTAL INVESTMENTS: 99.4%		1,225,902,416
(Cost $921,214,783)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		7,080,826

NET ASSETS: 100.0%		$1,232,983,242

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $76,289,419, which is 6.19% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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